Derivative financial instruments	3 Months Ended
Mar. 31, 2024
Derivative financial instruments
Derivative financial instruments

15.Derivative financial instruments

The derivative instruments have been classified as fair value through profit or loss. The instruments are measured at fair value with the resultant gains or losses recognized in the condensed consolidated statement of (loss)/income and other comprehensive income. The related net foreign exchange gain/(loss) is included in finance income (note 9) and finance costs (note 10).

The underlying contractual notional amounts for the derivative instruments as of March 31, 2024, and as of December 31, 2023 are as follows:

	March 31,	December 31,
	2024	2023
	$’000	$’000

Derivative instruments
Foreign exchange swaps	125,000	125,000
Embedded options within listed bonds	1,940,000	1,940,000
	2,065,000	2,065,000

The fair value balances are as follows:

	March 31,	December 31,
	2024	2023
	$’000	$’000

Derivative instruments
Foreign exchange swaps	(40,655)	(68,133)
Interest rate caps	527	565
Embedded options within listed bonds	8,180	1,540
	(31,948)	(66,028)

The change in fair value of the derivative instruments has been recorded in the condensed consolidated statement of (loss)/income and other comprehensive income as follows:

	Three months ended
	March 31,	March 31,
	2024	2023
	$’000	$’000

Derivative instruments
Foreign exchange swaps	(24,962)	330
Interest rate caps	185	(151)
Embedded options within listed bonds	6,640	(1,560)
	(18,137)	(1,381)